Intellectual property (Details) - CAD	Dec. 31, 2016	Dec. 31, 2015
Intellectual Property Details
Intellectual property acquired	CAD 25,271,000	CAD 25,271,000
Accumulated amortization and impairment	(2,246,732)	(562,000)
Intellectual property, net	CAD 23,024,268	CAD 24,709,000